Equity Transactions (Details) - $ / shares		3 Months Ended
	Mar. 26, 2020	Mar. 31, 2021	Dec. 31, 2020
Weight-Average Exercise Price Per Share
Preferred Stock, Shares Issued		0	0
Warrant [Member]
Warrants Outstanding
Beginning Balance		1,142,857
Granted due to reset provision
Exercised
Forfeited
Expired
Ending Balance		1,142,857
Weight-Average Exercise Price Per Share
Granted due to reset provision		$ 0.035
Exercised
Forfeited
Expired
Ending Balance		$ 0.035
Preferred Stock [Member] | Series A Preferred Stock [Member] | J. Jacob Isaacs
Weight-Average Exercise Price Per Share
Preferred Stock, Shares Issued	1,000
Voting Rights	Each Series A Preferred share entitles the holder to vote on all matters submitted to a vote of our shareholders or with respect to actions that may be taken by written consent.